Operating Segments - Summarized Financial Information by Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Segment Reporting Information [Line Items]
Net sales	$ 599,843		$ 586,597
Total segment operating profit	77,923		112,383
Equity in net income of unconsolidated investments	8,901		10,261
Net (income) loss attributable to noncontrolling interests	(7,652)		(5,529)
Segment income	130,937		132,336
Corporate & other	(34,765)	[1]	(15,221)	[1]
Restructuring and other charges, net	(17,000)		0
Interest and financing expenses	(8,773)		(5,231)
Other income (expenses), net	1,143		(4,194)
Income tax expense	(13,190)		(25,538)
(Loss) income from discontinued operations (net of tax)	(1,769)		1,835
Net income attributable to Albemarle Corporation	56,583		83,987
Performance Chemicals
Segment Reporting Information [Line Items]
Net sales	350,257		351,024
Total segment operating profit	80,476		85,465
Equity in net income of unconsolidated investments	2,917		2,308
Net (income) loss attributable to noncontrolling interests	(7,652)		(5,529)
Segment income	75,741		82,244
Catalyst Solutions
Segment Reporting Information [Line Items]
Net sales	249,586		235,573
Total segment operating profit	49,212		42,139
Equity in net income of unconsolidated investments	5,984		7,953
Segment income	55,196		50,092
Total segment operating profit
Segment Reporting Information [Line Items]
Total segment operating profit	$ 129,688		$ 127,604

[1]	For the three months ended March 31, 2014 and 2013, Corporate & other includes $(14.6) million and $1.2 million, respectively, of pension and OPEB plan (costs) credits.